Employee benefit plans - Weighted average assumptions for periodic benefit cost (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	3.07982%	3.25%	3.67%
Rate of compensation increase (as a percent)	3.21809%	3.23%	3.27%
Rate of pension increase (as a percent)	1.45393%	1.45%	1.69%